Financial instruments - Carrying amounts and fair values (Detail) - Borrowings excluding overdrafts - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	$ 11,587	$ 12,168
Borrowings (including overdrafts), fair value	$ 11,997	$ 13,904